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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Quarter Ended: March 31, 2002
                              --------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Rd.
                 -----------------------------------
                 PO Box 220
                 -----------------------------------
                 Rockland, DE 19732
                 -----------------------------------

Form 13F File Number: 28-3476
                      -------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth Kirker
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   302-429-9799
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Elizabeth Kirker               Rockland, DE        April 29, 2002
-------------------------------    -----------------   --------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------

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                          GREENVILLE CAPITAL MANAGEMENT
                                   13F REPORT
                          QUARTER ENDED MARCH 31, 2002

COMMON STOCK                          CLASS       CUSIP         VALUE        QUANTITY     DISCRETION
------------                          -----       -----         -----        --------     ----------
APW, INC                              COMMON    G04397108            486        2,700          X
AEROFLEX                              COMMON    007768104      2,218,877      172,541          X
ALLOY                                 COMMON    019855105      4,159,177      276,725          X
ARTESYN TECHNOLOGIES, INC.            COMMON    043127109         44,688        4,800          X
ATMEL INC                             COMMON     49513104      3,201,705      315,750          X
AVOCENT CORPORATION                   COMMON    053893103        117,876        4,400          X
BENCHMARK ELECTRONICS                 COMMON    08160H101      3,139,360      112,120          X
BROOKS AUTOMATION                     COMMON    11434A100      4,001,674       88,065          X
CAMINUS CORP.                         COMMON    133766105      4,450,050      197,780          X
CARBO CERAMICS, INC                   COMMON    140781105      2,168,422       52,940          X
CAREER EDUCATION CORP                 COMMON    141665109     11,076,556      279,711          X
CAREMARK RX, INC                      COMMON    141705103      7,304,466      374,588          X
CHESAPEAKE ENERGY                     COMMON    165167107      3,142,053      405,950          X
CHICOS                                COMMON    168615102      3,351,920       99,464          X
CHORDIANT SOFTWARE, INC.              COMMON    170404107      3,092,476      425,375          X
CLEAR ONE COMMUNICATIONS, INC         COMMON    185060100      3,233,637      197,173          X
COINSTAR, INC                         COMMON    19259P300      3,513,025      104,275          X
CONCORD CAMERA                        COMMON    206156101        126,591       14,050          X
CONVERGYS CORP                        COMMON    212485106      5,045,470      170,628          X
CROSS MEDIA MARKETING CORP            COMMON    22754R201      2,473,900      190,300          X
DORAL FINANCIAL                       COMMON    25811P100      5,216,078      153,640          X
EMS TECHNOLOGY                        COMMON    26873N108      5,291,108      233,603          X
ESS TECHNOLOGY, INC                   COMMON    269151106      4,682,636      225,778          X
ENDOCARE, INC.                        COMMON    29264P104      4,740,748      240,525          X
FMC CORP NEW                          COMMON    302491303          4,192          100          X
FLEXTRONICS INTERNATIONAL             COMMON    Y2573F102      1,987,462      108,902          X
GARMIN LTD.                           COMMON    G37260109      2,602,566      113,550          X
HAL KINION & ASSOCIATES               COMMON    406069104         53,056        6,400          X
HANCOCK FABRICS                       COMMON    409900107      2,502,633      138,650          X
HYDRIL COMPANY                        COMMON    448774109      5,426,175      222,658          X
ICT GROUP, INC                        COMMON    44929Y101      6,522,355      266,763          X
IMPATH                                COMMON    45255G101      5,409,277      131,805          X
INSIGHT ENTERPRISES                   COMMON    45765U103      4,539,456      200,506          X
KENNETH COLE PRODUCTIONS              COMMON    193294105      2,502,970      124,712          X
KEYSTONE AUTOMOTIVES                  COMMON    49338N109      3,307,150      192,500          X
MSC SOFTWARE TECHNOLOGY, INC          COMMON     55351104      6,228,400      270,800          X
MEASUREMENT SPECIALTIES, INC.         COMMON    583421102         43,055        6,195          X
MERIT MEDICAL SYSTEMS                 COMMON    589889104      5,207,939      257,819          X
METTLER TOLEDO INTERNATIONAL INC.     COMMON    592688105      4,145,725       91,598          X
MICROCHIP TECHNOLOGY INC.             COMMON    595017104            502           12          X
MICRO GENERAL CORP                    COMMON    594838302      2,258,534      163,425          X
MICROSEMI                             COMMON    595137100      3,427,445      210,015          X
MOBILE MINI                           COMMON    60740F105          8,850          275          X
MONOLITHIC SYSTEM TECHNOLOGIES INC    COMMON    609842109      4,035,500      350,913          X
MONTERAY PASTA                        COMMON    612570101      2,769,488      327,750          X
OSCA, INC.                            COMMON    687836106      5,923,120      212,603          X
OPTIMAL ROBOTICS                      COMMON    68388R208         98,560        5,500          X
OPTION CARE                           COMMON    683948103      6,684,321      404,865          X
ORASURE TECHNOLOGIES                  COMMON    68554V108         32,065        5,300          X
PEET'S COFFEE & TEA INC.              COMMON    705560100      1,767,779      136,825          X


PETSMART INC.                         COMMON    716768106      6,611,856      487,600          X
PRIDE INTERNATIONAL, INC              COMMON    741932407        111,698        7,025          X
PRIORITY HEALTHCARE                   COMMON    74264T102      4,662,240      179,248          X
PROQUEST COMPANY                      COMMON    743460102      2,414,963       56,175          X
QRS CORP                              COMMON    74726X105         60,180        5,100          X
RETALIX                               COMMON    M8215W109      2,833,693      218,818          X
SKYWEST, INC.                         COMMON    830879102      4,251,812      170,550          X
SPINNAKER EXPLORATION CO.             COMMON    84855W109      2,545,940       61,127          X
STRATEGIC DIAGNOSTICS                 COMMON    862700101      1,393,938      269,100          X
SYMMETRICOM                           COMMON    871543104         80,470       13,000          X
TETRA TECHNOLOGIES, INC               COMMON    88162F105      3,662,479      126,075          X
TRANSWITCH CORP                       COMMON    894065101         10,823        3,320          X
UTSTARCOM INC                         COMMON    918076100      2,940,121      112,090          X
ULTRATECH STEPPER, INC.               COMMON    904034105      8,936,720      429,650          X
VERISITY, LTD                         COMMON    M97385112      4,249,924      189,475          X
VIALTA, INC.                          COMMON    92554D108             48           44          X
WEST MARINE, INC.                     COMMON    954232107      2,338,655      115,775          X
                                      67                     210,387,114

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           --------------------

Form 13F Information Table Entry Total:                                      67
                                                           --------------------

Form 13F Information Table Value Total:                   $         210,387,114
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------